Share Capital - Shares issued and outstanding (Details)																						12 Months Ended
	Nov. 22, 2022 USD ($) shares	Oct. 28, 2022 USD ($) item shares	Sep. 08, 2022 USD ($) shares	Sep. 06, 2022 item	Aug. 25, 2022 USD ($) shares	Aug. 18, 2022 item	Aug. 11, 2022 USD ($) shares	Aug. 04, 2022 USD ($) shares	Jul. 29, 2022 item	Apr. 29, 2022 $ / shares shares	Mar. 17, 2022 shares	Mar. 15, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($) $ / shares shares	Feb. 10, 2022 USD ($) shares	Jan. 14, 2022 USD ($) shares	Nov. 21, 2021 $ / shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 11, 2021 USD ($) shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares shares	Jul. 16, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 31, 2020 USD ($)
Number of shares
Shares issued to founders | shares																					5,626,806
Seed subscription | shares																				468,900
Settlement of Bridge Loan | shares													1,645,745						880,000
Private Placement | shares														8,000	154,000		2,126,400
Issuance of shares to ASDT | shares													869,963
Issuance of shares upon conversion of note | shares												1,645,745
Issuance of shares in Holigen acquisition | shares																	13,129,212							13,129,212
Capital
Balance at beginning of period																						$ (2,201,422)	$ (5,031,943)	$ (2,904,521)	$ (1,467,470)
Value of shares issued	$ 138,000	$ 210,740	$ 431,757		$ 560,135		$ 200,014	$ 890,818						$ 20,000	$ 385,000		$ 5,312,136						5,054,059	1,477	156
Settlement of Bridge Loan													$ 6,582,980						$ 2,200,000				2,200,000
Issuance of shares to ASDT													$ 2,124,615									2,124,615
Issuance of shares upon conversion of note												$ 6,559,294										6,559,000
Loss of control of Bophelo Bio																						24,388
Balance at end of period																						26,900,161	(2,201,422)	(5,031,943)	(2,904,521)
Share price (in $ per share) | $ / shares												$ 4	$ 2.50			$ 0.01				$ 0.53
Proceeds from issuance of shares																							5,054,058	1,477
Gross proceeds from issuance of shares																						$ 14,654,593
Issuance costs																	508,078
Accrued interest												$ 23,686
Long-term debt												$ 6,582,980											6,716,190
Net proceeds after deducting expenses													$ 0
Number of ordinary shares issued | shares	600,000	820,000	608,108		675,676		206,200	918,369			4,000,000
Value of shares issued	$ 138,000	$ 210,740	$ 431,757		$ 560,135		$ 200,014	$ 890,818						$ 20,000	$ 385,000		$ 5,312,136						$ 5,054,059	$ 1,477	$ 156
Number of RSUs granted | item		820,000		608,108		675,676			1,124,569
Restricted Share Units of 0.97 Per Share [Member]
Capital
Share price (in $ per share) | $ / shares																						$ 0.97
Restricted Share Units of 0.83 Per Share [Member]
Capital
Share price (in $ per share) | $ / shares																						0.83
Restricted Share Units of 0.71 Per Share [Member]
Capital
Share price (in $ per share) | $ / shares																						0.71
Restricted Share Units of 0.26 Per Share [Member]
Capital
Share price (in $ per share) | $ / shares																						0.26
Restricted Share Units of 0.23 Per Share [Member]
Capital
Share price (in $ per share) | $ / shares																						$ 0.23
Halo Collective, Inc Loan
Number of shares
Issuance of shares upon conversion of note | shares												1,645,745
Capital
Issuance of shares upon conversion of note												$ 6,559,294
Share price (in $ per share) | $ / shares												$ 4
Accrued interest												$ 23,686
Long-term debt												$ 6,582,980
Bridge Loan
Number of shares
Settlement of Bridge Loan | shares																		880,000
Capital
Settlement of Bridge Loan																		$ 2,200,000
Long-term debt																		$ 2,200,000								$ 1,100,000
Holigen Limited
Number of shares
Issuance of shares in Holigen acquisition | shares										1,900,000
Capital
Share price (in $ per share) | $ / shares										$ 8.49
Private placement
Number of shares
Settlement of Bridge Loan | shares																			880,000
Private Placement | shares													162,000				2,126,400
Capital
Value of shares issued																						$ 278,481
Settlement of Bridge Loan																			$ 2,200,000
Share price (in $ per share) | $ / shares																	$ 2.50		$ 2.50
Proceeds from issuance of shares													$ 405,000				$ 5,312,136
Issuance costs													$ 126,519				$ 508,078
Value of shares issued																						278,481
IPO
Number of shares
Issuance of shares from IPO | shares												4,000,000
Capital
Value of shares issued																						14,654,593
Gross proceeds from issuance of shares												$ 16,000,000
Net proceeds after deducting expenses												$ 14,682,089
Value of shares issued																						$ 14,654,593
Shares Issued and outstanding capital
Number of shares
Shares issued to founders | shares																							5,626,806
Seed subscription | shares																							468,900
Settlement of Bridge Loan | shares																							880,000
Private Placement | shares																							2,126,400
Issuance of shares to ASDT | shares																						869,963
Issuance of shares upon conversion of note | shares																						1,645,745
Issuance of shares in Holigen acquisition | shares																						1,900,000
Balance at beginning of period | shares																						22,231,318	13,129,212	13,129,212
Balance at end of period, number | shares																						34,637,379	22,231,318	13,129,212	13,129,212
Capital
Balance at beginning of period																						$ 7,255,695	$ 1,636	$ 1,636
Shares issued to founders																							1
Seed subscription																							250,000
Settlement of Bridge Loan																							2,200,000
Issuance of shares in Holigen acquisition																						16,131,000
Issuance of shares to ASDT																						2,124,615
Issuance of shares upon conversion of note																						6,559,000
Loss of control of Bophelo Bio																						(156)
Balance at end of period																						49,434,692	$ 7,255,695	$ 1,636	$ 1,636
Shares Issued and outstanding capital | Restricted Share Units of 0.97 Per Share [Member]
Capital
Fair value of RSU's issued																						$ 1,090,832
Number of ordinary shares issued | shares																						1,124,569
Shares Issued and outstanding capital | Restricted Share Units of 0.83 Per Share [Member]
Capital
Fair value of RSU's issued																						$ 560,135
Number of ordinary shares issued | shares																						675,676
Shares Issued and outstanding capital | Restricted Share Units of 0.71 Per Share [Member]
Capital
Fair value of RSU's issued																						$ 431,757
Number of ordinary shares issued | shares																						608,108
Shares Issued and outstanding capital | Restricted Share Units of 0.26 Per Share [Member]
Capital
Fair value of RSU's issued																						$ 210,740
Number of ordinary shares issued | shares																						820,000
Shares Issued and outstanding capital | Restricted Share Units of 0.23 Per Share [Member]
Capital
Fair value of RSU's issued																						$ 138,000
Number of ordinary shares issued | shares																						600,000
Shares Issued and outstanding capital | Private placement
Number of shares
Private Placement | shares																						162,000	2,126,400
Capital
Value of shares issued																						$ 278,481	$ 4,804,058
Value of shares issued																						$ 278,481	$ 4,804,058
Shares Issued and outstanding capital | IPO
Number of shares
Issuance of shares from IPO | shares																						4,000,000
Capital
Value of shares issued																						$ 14,654,593
Value of shares issued																						$ 14,654,593
Ordinary Share
Capital
Share price (in $ per share) | $ / shares																						$ 0